UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Ironwood Capital Management, LLC
Address:      21 Custom House Street
              Suite 240
              Boston, MA  02110

Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles J. Daly
Title:        Chief Financial Officer
Phone:        617.757.7609


Signature, Place and Date of Signing:


/s/ Charles J. Daly             Boston, MA             11/13/2007
------------------              -------------          -----------------
  [Signature]                   [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  126

Form 13F Information Table Value Total: $393,528
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      com              350865101     2082 118355.00SH       SOLE                 66955.00          49100.00
A.M. Castle & Co.              com              148411101     2433 74642.00 SH       SOLE                 46492.00          26900.00
Actividentity Corp.            com              00506p103     2336 452718.00SH       SOLE                273893.00         171000.00
Aes Corp Com                   com              00130H105      642 32035.00 SH       SOLE                 32035.00
Airtran Holdings Inc           com              00949P108     1531 155607.00SH       SOLE                154837.00
Allied Defense Group Com       com              019118108     5537 702695.00SH       SOLE                559695.00         136600.00
American Intl Gp               com              026874107      370  5473.00 SH       SOLE                  5473.00
Ampco Pittsburgh B             com              032037103     1784 45290.00 SH       SOLE                 29065.00          15500.00
Analogic Corporation           com              032657207     5523 86627.17 SH       SOLE                 73276.24          12575.00
Aquila Inc                     com              03840P102     4716 1176072.00SH      SOLE                957337.00         207900.00
Arch Capital Group             com              G0450A105      382  5135.00 SH       SOLE                  5135.00
Ariad Pharmaceuticals Inc      com              04033a100     9484 2048393.00SH      SOLE               1871284.00         168799.00
Aurora Oil & Gas               com              052036100      532 369394.00SH       SOLE                368479.00
Avalon Pharmaceuticals Com     com              05346p106     4701 824668.00SH       SOLE                824668.00
Axesstel Inc.                  com              05459t101      297 330455.00SH       SOLE                329640.00
Bank Of America Corp           com              060505104      527 10493.00 SH       SOLE                 10493.00
Bank of New York Mellon Com    com              064058100      277  6285.80 SH       SOLE                  6285.80
Bausch & Lomb Inc Com          com              071707103     2442 38158.70 SH       SOLE                 38073.70
Beacon Roofing Supply Com      com              073685109     2391 234000.00SH       SOLE                198850.00          33400.00
Bionova Inc Com                com              090643107     6048 1570894.00SH      SOLE               1570894.00
Bristol Myers Squibb           com              110122108      373 12932.00 SH       SOLE                 12932.00
Bronco Drillin Co Inc Com      com              112211107     1532 103535.00SH       SOLE                103280.00
CE Franklin Ltd Com            com              125151100     2413 213530.00SH       SOLE                127230.00          82500.00
Cache Inc Com New              com              127150308     3259 182563.00SH       SOLE                181968.00
Carter Inc Com                 com              146229109     1985 99502.00 SH       SOLE                 99147.00
Catalina Marketing             com              148867104     2264 69885.06 SH       SOLE                 69715.06
Celsion Corp                   com              15117n305     5114 884170.00SH       SOLE                884170.00
Charlotte Russe Holdings       com              161048103     2022 138088.00SH       SOLE                137608.00
Chemtura Corp                  com              163893100    10103 1136400.42SH      SOLE               1040331.42          90938.00
Cherokee International Corp    com              164450108     2973 877105.00SH       SOLE                677905.00         189625.00
Chevron Corp New               com              166764100      198  2114.00 SH       SOLE                  2114.00
Chiquita Brands Int'l          com              170032809     3960 250176.40SH       SOLE                195733.06          51450.00
Cimarex Energy Co              com              171798101     1530 41082.70 SH       SOLE                 40982.70
Citigroup Inc                  com              172967101      648 13894.95 SH       SOLE                 13794.95
Citizens First Bancorp         com              17461r106     3204 178505.30SH       SOLE                134700.30          41725.00
Cmgi Inc.                      com              125750109     1945 1430391.00SH      SOLE               1427216.00
Criticare Systems Inc          com              226901106     1254 425235.00SH       SOLE                424175.00
Danka Business Sys Plc         com              236277109     6623 9460744.00SH      SOLE               8140144.00        1263600.00
Denbury Resources Inc          com              247916208     4948 110721.00SH       SOLE                110496.00
Durect Corporation             com              266605104    17567 3205710.00SH      SOLE               2953550.00         237500.00
Dynegy Inc Del Cl A            com              26817g102     2797 302675.00SH       SOLE                302150.00
Eastern Insurance Holdings Inc com              276534104     2273 147012.00SH       SOLE                 88312.00          56200.00
Ems Technologies Inc.          com              26873N108     2335 95205.00 SH       SOLE                 94995.00
Exxon Mobil Corp               com              30231G102     1710 18478.00 SH       SOLE                 18478.00
Flanders Corp                  com              338494107     1548 337241.00SH       SOLE                335921.00
Franklin Bk Corp Del Com       com              352451108     1630 177185.00SH       SOLE                176785.00
GSI Group Inc                  com              36229U102     1209 107018.00SH       SOLE                106763.00
Gene Logic                     com              368689105     1567 1317215.00SH      SOLE                775490.00         518400.00
General Elec Co                com              369604103     1263 30512.88 SH       SOLE                 30255.25
Genitope Corp                  com              37229p507      760 169666.00SH       SOLE                169286.00
Gevity Hr, Inc.                com              374393106     1251 122004.02SH       SOLE                121549.02
Goodyear Tire & Rubr Co        com              382550101      834 27420.00 SH       SOLE                 27240.00
Hanover Insurance Group Inc    com              410867105     7797 176452.00SH       SOLE                155827.00          19725.00
Healthtronics, Inc             com              42222L107      119 23420.00 SH       SOLE                 23420.00
Hewlett Packard                com              428236103      791 15878.00 SH       SOLE                 15878.00
Hms Holdings Corp              com              40425j101     3863 156967.00SH       SOLE                156622.00
Hollis-Eden Pharm.             com              435902101      338 171623.00SH       SOLE                171198.00
Hooker Furniture Corp          com              439038100     2097 104770.00SH       SOLE                 62145.00          40900.00
Hudson Highland Group Inc      com              443792106     2274 178661.00SH       SOLE                178261.00
I-Many, Inc.                   com              44973q103     5474 1900834.00SH      SOLE               1896834.00
Ico Inc                        com              449293109    11636 826418.00SH       SOLE                764443.00          60075.00
InFocus Corp                   com              45665b106     1843 1083940.00SH      SOLE                623415.00         440525.00
InPhonic Inc                   com              45772g105      668 241226.00SH       SOLE                240626.00
Indevus Pharmaceuticals        com              454072109     1067 154366.00SH       SOLE                153986.00
Industrial Enterprises Com New com              456132208     8221 1925196.00SH      SOLE               1656421.00         257100.00
International Bus Mach         com              459200101     1148  9745.31 SH       SOLE                  9680.31
International Coal Group Inc   com              45928h106     4354 980532.00SH       SOLE                774837.00         194900.00
Iomega Corp Com                com              462030305     1932 368748.00SH       SOLE                239198.00         123925.00
Ishares Tr Russell 2000        com              464287655    14811 185000.00SH       SOLE                185000.00
Jos A Bank Clothiers Inc       com              480838101     2718 81320.00 SH       SOLE                 80950.00
Kona Grill Inc Com             com              50047h201     1770 99705.00 SH       SOLE                 99455.00
Ltx Corp                       com              502392103      497 139235.00SH       SOLE                138895.00
MFRI Inc Com                   com              552721102     2376 133200.00SH       SOLE                133200.00
Magnetek Inc.                  com              559424106    10181 2121097.00SH      SOLE               1880447.00         229675.00
Material Sciences Corp         com              576674105     8666 815966.00SH       SOLE                713816.00          97000.00
Maxwell Technologies           com              577767106      800 68760.00 SH       SOLE                 68590.00
Mckesson Hboc Inc              com              58155Q103      848 14425.00 SH       SOLE                 14425.00
Measurement Specialties        com              583421102     1710 61302.00 SH       SOLE                 61162.00
Media General Inc.             com              584404107      194  7050.00 SH       SOLE                  7050.00
Mentor Graphics                com              587200106     2133 141252.00SH       SOLE                140737.00
Merck & Co. Inc                com              589331107      417  8074.00 SH       SOLE                  8074.00
Metalico Inc Com               com              591176102     1570 172390.00SH       SOLE                171780.00
Mocon Inc                      com              607494101     1841 156141.00SH       SOLE                156141.00
Moldflow Corporation           com              608507109     1856 96379.00 SH       SOLE                 96144.00
Motorola Inc                   com              620076109      494 26680.00 SH       SOLE                 26500.00
Nautilus Inc                   com              63910b102     4946 620599.75SH       SOLE                620334.75
Newpark Resources              com              651718504     2304 429765.00SH       SOLE                427865.00
Nms Communications Corp        com              629248105      779 633585.00SH       SOLE                632270.00
Novagold Resources Inc         com              66987e206     4298 260347.00SH       SOLE                205702.00          52000.00
Novavax                        com              670002104    12109 3372904.00SH      SOLE               2933314.00         420100.00
Olin Corp                      com              680665205     1958 87495.00 SH       SOLE                 51895.00          34050.00
Omnova Solutions Inc           com              682129101     9144 1581927.00SH      SOLE               1396927.00         177000.00
PFF Bankcorp Inc Com           com              69331W104      784 51130.44 SH       SOLE                 51005.44
Parallel Petroleum Corp.       com              699157103     2036 119835.00SH       SOLE                119535.00
Pegasystems Inc                com              705573103     2189 183989.63SH       SOLE                183609.63
Pepsico Inc                    com              713448108      528  7205.00 SH       SOLE                  7205.00
Petrohawk Energy Corp          com              716495106     5276 321293.00SH       SOLE                264128.00          55225.00
Pfizer Inc                     com              717081103      425 17388.00 SH       SOLE                 17388.00
Photon Dynamics                com              719364101      628 69406.00 SH       SOLE                 69246.00
Plato Learning, Inc.           com              72764Y100      686 181360.00SH       SOLE                180935.00
Pma Capital Corporation-Cl A   com              693419202     2940 309448.00SH       SOLE                308813.00
Polyone Corp                   com              73179P106    10157 1359650.00SH      SOLE               1216850.00         136850.00
Progessive Corp Ohio           com              743315103      281 14475.00 SH       SOLE                 14475.00
Progress Software              com              743312100     4380 144548.00SH       SOLE                143998.00
Proliance International Inc    com              74340r104      833 394835.00SH       SOLE                 51135.00         326600.00
Quadramed Corp                 com              74730w101     5912 2059900.00SH      SOLE               2059900.00
Safeway Inc Com New            com              786514208      281  8480.00 SH       SOLE                  8480.00
Semitool Inc                   com              816909105     1721 177425.00SH       SOLE                176985.00
Shaw Group Inc Com             com              820280105     7251 124800.00SH       SOLE                124385.00
Softbrands Inc                 com              83402A107     2398 1262096.00SH      SOLE                754304.00         486542.00
Sonus Networks Inc             com              835916107     3199 524433.00SH       SOLE                522648.00
Steve Madden Ltd               com              556269108     1611 85026.59 SH       SOLE                 84626.59
Strategic Diagnostics Inc      com              862700101     1461 286478.00SH       SOLE                285928.00
Sunopta Inc.                   com              8676ep108     7156 493875.00SH       SOLE                491925.00
Sycamore Networks Inc Com      com              871206108     1747 429232.00SH       SOLE                428302.00
Sypris Solutions Inc.          com              871655106     1203 139934.70SH       SOLE                139419.70
Tempur-Pedic International Inc com              88023u101     6718 187922.16SH       SOLE                187512.16
U.S. Physical Therapy          com              90337l108     2527 170748.00SH       SOLE                170073.00
Universal Fst Prods Com        com              913543104      661 22100.00 SH       SOLE                 22045.00
Varian Semiconductor Equipment com              922207105    11188 209035.00SH       SOLE                208620.00
Vermillion Inc.                com              92407M107     3960 3960134.00SH      SOLE               3960134.00
Vicor                          com              925815102     1632 134692.10SH       SOLE                134372.10
Vivus Inc                      com              928551100     2079 419120.00SH       SOLE                418080.00
Westaff Inc.                   com              957070105     3165 777348.00SH       SOLE                445557.00         318516.00
Williams Control Inc           com              969465608     7127 395503.00SH       SOLE                337003.00          56500.00
Xerox Corp                     com              984121103      214 12340.00 SH       SOLE                 12340.00